Fair Value Measurements (Equity Investments, Equity Investments Accounted for Using the Equity Method, Narrative) (Details) - Sohu [Member] - Investment in Fox Financial [Member] - USD ($)
$ in Millions
	1 Months Ended			3 Months Ended
	Feb. 29, 2016	Apr. 30, 2015	Aug. 31, 2014	Mar. 31, 2017	Dec. 31, 2018	Feb. 28, 2017
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment amount in period	$ 10.5	$ 16.1	$ 4.8
Percentage of ordinary shares held by Sohu				6.00%		7.00%
Dilution gain recognized in other income				$ 0.7
Carrying value of Sohu's investment in Fox Financial					$ 23.8